Fair value disclosures (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Assets and liabilities measured on a recurring basis at fair value
Assets and liabilities measured on a recurring basis at fair value, primarily related to Financial Products, included in Statement 3 as of December 31, 2012, 2011 and 2010 are summarized below:

	December 31, 2012
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets / Liabilities, at Fair Value
Assets
Available-for-sale securities
Government debt
U.S. treasury bonds	$10	$—	$—	$10
Other U.S. and non-U.S. government bonds	—	146	—	146

Corporate bonds
Corporate bonds	—	664	—	664
Asset-backed securities	—	96	—	96

Mortgage-backed debt securities
U.S. governmental agency	—	299	—	299
Residential	—	25	—	25
Commercial	—	127	—	127

Equity securities
Large capitalization value	185	—	—	185
Smaller company growth	34	—	—	34
Total available-for-sale securities	229	1,357	—	1,586

Derivative financial instruments, net	—	154	—	154
Total Assets	$229	$1,511	$—	$1,740

Liabilities
Guarantees	$—	$—	$14	$14
Total Liabilities	$—	$—	$14	$14

	December 31, 2011
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets / Liabilities, at Fair Value
Assets
Available-for-sale securities
Government debt
U.S. treasury bonds	$10	$—	$—	$10
Other U.S. and non-U.S. government bonds	—	92	—	92

Corporate bonds
Corporate bonds	—	572	—	572
Asset-backed securities	—	111	—	111

Mortgage-backed debt securities
U.S. governmental agency	—	310	—	310
Residential	—	30	—	30
Commercial	—	145	—	145

Equity securities
Large capitalization value	148	—	—	148
Smaller company growth	29	—	—	29
Total available-for-sale securities	187	1,260	—	1,447

Derivative financial instruments, net	—	145	—	145
Total Assets	$187	$1,405	$—	$1,592

Liabilities
Guarantees	$—	$—	$7	$7
Total Liabilities	$—	$—	$7	$7

	December 31, 2010
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets / Liabilities, at Fair Value
Assets
Available-for-sale securities
Government debt
U.S. treasury bonds	$12	$—	$—	$12
Other U.S. and non-U.S. government bonds	—	77	—	77

Corporate bonds
Corporate bonds	—	511	—	511
Asset-backed securities	—	136	—	136

Mortgage-backed debt securities
U.S. governmental agency	—	273	—	273
Residential	—	40	—	40
Commercial	—	168	—	168

Equity securities
Large capitalization value	122	—	—	122
Smaller company growth	31	—	—	31
Total available-for-sale securities	165	1,205	—	1,370

Derivative financial instruments, net	—	267	—	267
Total Assets	$165	$1,472	$—	$1,637

Liabilities
Guarantees	$—	$—	$10	$10
Total Liabilities	$—	$—	$10	$10

Roll-forwards of liabilities measured at fair value using Level 3 inputs
Below are roll-forwards of liabilities measured at fair value using Level 3 inputs for the years ended December 31, 2012, 2011 and 2010.  These instruments were valued using pricing models that, in management’s judgment, reflect the assumptions of a marketplace participant.

(Millions of dollars)	Guarantees
Balance at December 31, 2009	$17
Valuation adjustment	(6)
Issuance of guarantees	7
Expiration of guarantees	(8)
Balance at December 31, 2010	$10
Issuance of guarantees	4
Expiration of guarantees	(7)
Balance at December 31, 2011	$7
Acquisitions	6
Issuance of guarantees	7
Expiration of guarantees	(6)
Balance at December 31, 2012	$14

Fair values of financial instruments
Please refer to the table below for the fair values of our financial instruments.

TABLE III—Fair Values of Financial Instruments
	2012		2011		2010
(Millions of dollars)	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Fair Value Levels	Reference
Assets at December 31,
Cash and short-term investments	$5,490	$5,490	$3,057	$3,057	$3,592	$3,592	1	Statement 3
Restricted cash and short-term investments	53	53	87	87	91	91	1	Statement 3
Available-for-sale securities	1,586	1,586	1,447	1,447	1,370	1,370	1 & 2	Notes 11 & 18
Finance receivables–net (excluding finance leases 1)	15,404	15,359	12,689	12,516	12,568	12,480	2	Note 6
Wholesale inventory receivables–net (excluding finance leases 1)	1,674	1,609	1,591	1,505	1,062	1,017	2	Note 6
Foreign currency contracts–net	—	—	—	—	63	63	2	Notes 3 & 18
Interest rate swaps–net	219	219	241	241	187	187	2	Notes 3 & 18
Commodity contracts–net	1	1	—	—	17	17	2	Notes 3 & 18

Liabilities at December 31,
Short-term borrowings	5,287	5,287	3,988	3,988	4,056	4,056	1	Note 13
Long-term debt (including amounts due within one year):
Machinery and Power Systems	9,779	11,969	8,973	10,737	5,000	5,968	2	Note 14
Financial Products	25,077	26,063	21,631	22,674	19,362	20,364	2	Note 14
Foreign currency contracts–net	66	66	89	89	—	—	2	Notes 3 & 18
Commodity contracts–net	—	—	7	7	—	—	2	Notes 3 & 18
Guarantees	14	14	7	7	10	10	3	Note 20

[1]	Total excluded items have a net carrying value at December 31, 2012, 2011 and 2010 of $7,959 million, $7,324 million and $7,292 million, respectively.